CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management (Details) - Currency risk $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Foreign currency forward and collar contracts
CAPITAL AND FINANCIAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Brazilian reais
CAPITAL AND FINANCIAL RISK MANAGEMENT
Foreign currency net working capital	$ (188.9)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	17.2
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(21.0)
Canadian dollars
CAPITAL AND FINANCIAL RISK MANAGEMENT
Foreign currency net working capital	(63.1)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	5.7
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(7.0)
Chilean pesos
CAPITAL AND FINANCIAL RISK MANAGEMENT
Foreign currency net working capital	(47.9)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	4.4
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(5.6)
Mauritanian ouguiya
CAPITAL AND FINANCIAL RISK MANAGEMENT
Foreign currency net working capital	(17.6)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	(0.4)
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	0.5
Other Currency
CAPITAL AND FINANCIAL RISK MANAGEMENT
Foreign currency net working capital	(7.6)
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	0.7
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	$ (0.8)